SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013 D
Subsequent Events 1	$ 3,000,000
Subsequent Events 2	3,000,000,000,000
Subsequent Events 3	250,000
Subsequent Events 4	8.00%
Subsequent Events 5	100,000
Subsequent Events 6	350,000
Subsequent Events 7	90
Subsequent Events 8	1,000,000
Subsequent Events 9	1
Subsequent Events 10	0.52
Subsequent Events 11	$ 445,000